Retirement benefits - Actuarial assumptions (Details)	Dec. 31, 2024	Dec. 31, 2023
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Discount rate, benefit obligations	4.83%	4.69%
Future compensation rate increase, benefit obligations	3.66%	3.62%
Discount rate, benefit expense	4.69%	5.17%
Future compensation rate increase, benefit expense	3.62%	3.53%
Other Post-Employment Defined Benefit Plans
Disclosure of defined benefit plans [line items]
Discount rate, benefit obligations	4.78%	4.69%
Discount rate, benefit expense	4.69%	5.10%